Costs of services and general and administrative costs (Tables)	12 Months Ended
Dec. 31, 2017
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Costs of Services and General Administrative Costs

	2017 £m	2016 £m	2015 £m
Costs of services	12,090.2	11,348.1	9,709.1
General and administrative costs	1,267.0	977.7	894.1
	13,357.2	12,325.8	10,603.2
Costs of services and general and administrative costs include:
	2017 £m	2016 £m	2015 £m
Staff costs (note 5)	8,319.0	7,784.9	6,652.6
Establishment costs	888.6	836.5	726.3
Media pass-through costs	1,350.0	1,223.2	999.7
Data collection pass-through costs	633.7	661.0	647.2
Other costs of services and general and administrative costs[1]	2,165.9	1,820.2	1,577.4
	13,357.2	12,325.8	10,603.2
Other costs of services and general and administrative costs include:
Goodwill impairment (note 12)	27.1	27.0	15.1
Investment write-downs	95.9	86.1	78.7
Restructuring costs	56.8	27.4	106.2
IT asset write-downs	–	–	29.1
Amortisation and impairment of acquired intangible assets (note 12)	195.1	168.4	140.1
Amortisation of other intangible assets (note 12)	36.3	38.6	33.7
Depreciation of property, plant and equipment	230.7	215.2	190.0
Losses on sale of property, plant and equipment	1.1	0.8	1.1
Gains on disposal of investments and subsidiaries	(129.0)	(44.3)	(131.0)
Losses/(gains) on remeasurement of equity interests arising from a change in scope of ownership	0.3	(232.4)	(165.0)
Net foreign exchange losses/(gains)	12.9	(17.0)	(10.7)
Operating lease rentals:
Land and buildings	586.6	556.1	476.6
Sublease income	(17.9)	(11.6)	(11.3)
	568.7	544.5	465.3
Plant and machinery	11.9	10.6	18.3
	580.6	555.1	483.6

Notes

[1]	Other costs of services and general and administrative costs include £142.1 million (2016: £106.9 million, 2015: £64.0 million) of other pass-through costs

Auditors' Remuneration

Auditors’ remuneration:

	2017 £m	2016 £m	2015 £m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	1.4	1.4	1.5
The audit of the Company’s subsidiaries pursuant to legislation	20.7	19.4	16.2
	22.1	20.8	17.7
Other services pursuant to legislation	4.0	3.7	3.3
Fees payable to the auditors pursuant to legislation	26.1	24.5	21.0
Tax advisory services	0.1	1.6	1.8
Tax compliance services	0.1	1.3	1.0
	0.2	2.9	2.8
Corporate finance services	–	0.1	0.2
Other services[1]	4.6	5.7	6.5
Total non-audit fees	4.8	8.7	9.5
Total fees	30.9	33.2	30.5

Note

[1]	Other services include audits for earnout purposes.

Minimum Committed Annual Rentals

Minimum committed annual rentals

Amounts payable in 2018 under leases will be as follows:

	Plant and machinery			Land and buildings
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
In respect of operating leases which expire:
– within one year	5.1	4.0	4.3	88.6	85.1	57.6
– within two to five years	10.8	10.5	9.7	236.2	287.9	240.3
– after five years	0.1	–	0.3	207.8	187.0	163.1
	16.0	14.5	14.3	532.6	560.0	461.0

Future minimum annual amounts payable under all lease commitments in existence at 31 December 2017 are as follows:

	Minimum rental payments £m	Less sub- let rentals £m	Net payment £m
Year ending 31 December
2018	548.6	(18.6)	530.0
2019	469.0	(6.5)	462.5
2020	412.9	(4.2)	408.7
2021	349.1	(2.4)	346.7
2022	298.3	(2.1)	296.2
Later years	1,816.0	(2.6)	1,813.4
	3,893.9	(36.4)	3,857.5